SCHEDULE OF PATENTS INCLUDE THE FAIR VALUE ATTRIBUTED TO THE PATENTS UPON THE ACQUISITION (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance	$ 45,139,683
Intangible assets, net	45,433,153	$ 45,139,683
Computer software [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance	1,328,301
Intangible assets, net	1,565,667	1,328,301
Licences [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance	850,000
Intangible assets, net	850,000	850,000
Patent [Member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance	42,961,382
Intangible assets, net	43,017,486	42,961,382
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance	45,139,683	1,300,429
Additions	425,875	43,871,579
Translation differences	(132,405)	(32,385)
Intangible assets, net	45,433,153	45,139,683
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance	1,328,301	450,429
Additions	369,771	910,197
Translation differences	(132,405)	(32,325)
Intangible assets, net	1,565,667	1,328,301
Gross carrying amount [member] | Licences [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance	850,000	850,000
Additions
Translation differences
Intangible assets, net	850,000	850,000
Gross carrying amount [member] | Patent [Member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance	42,961,382
Additions	56,104	42,961,382
Translation differences
Intangible assets, net	43,017,486	42,961,382
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance
Intangible assets, net
Depreciation
Accumulated depreciation and amortisation [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance
Intangible assets, net
Depreciation
Accumulated depreciation and amortisation [member] | Licences [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance
Intangible assets, net
Depreciation
Accumulated depreciation and amortisation [member] | Patent [Member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance
Intangible assets, net
Depreciation